Segment Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment	2
Number of reportable segments | Segment	2
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM assesses segment performances and allocates resources based on profitability. The CODM evaluates operating performance and decides how to allocate resources based on segment profit or loss, which is equivalent to segment income from operations, as well as Adjusted EBITDA, a non-GAAP measure defined as adjusted earnings before income taxes, depreciation and amortization. The CODM uses the segment profit or loss for each segment predominantly in the annual budget and forecasting process. The CODM considers quarter-to-quarter variances on a sequential basis when making decisions about the allocation of operating and capital resources to each segment.
Revenues	$ 535,278	$ 243,323	$ 148,609
Elimination of intersegment
Segment Reporting Information [Line Items]
Revenues	(39,163)	(36,758)	(99,945)
Eliminations within segment revenue	$ (39,200)	$ (36,800)	$ 100,000